DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations presented in the Consolidated Statement of Income
The following amounts related to the discontinued operations were derived from historical financial information and have been segregated from continuing operations and reported as discontinued operations in the Consolidated Statement of Income (in millions):

	Year Ended December 31,
	2011	2010	2009
Net sales	$—	$157.7	$1,346.6

(Loss) income from discontinued operations before income taxes	$(0.1)	$(9.7)	$88.6
(Provision for) benefit from income taxes	5.9	(5.6)	(66.9)
Income (loss) from discontinued operations – net of tax	$5.8	$(15.3)	$21.7

(Loss) gain on disposition of discontinued operations	$(0.7)	$832.7	$(19.5)
Benefit from (provision for) income taxes	1.5	(243.4)	6.9
Gain (loss) on disposition of discontinued operations – net of tax	$0.8	$589.3	$(12.6)

Schedule of cash and cash equivalents
The following table provides the amounts of cash and cash equivalents presented in the Consolidated Statement of Cash Flows as of December 31 (in millions):

	2011	2010	2009
Cash and cash equivalents:
Cash and cash equivalents – continuing operations	$774.1	$894.2	$929.5
Cash and cash equivalents – discontinued operations	—	—	41.7
Total cash and cash equivalents	$774.1	$894.2	$971.2